SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

● Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”). The results of operations for the interim period ended September 30, 2024 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2025 Accordingly, these unaudited condensed combined financial statements should be read in conjunction with the Company’s audited consolidated financial statements and note thereto as of and for the years ended March 31, 2024 and 2023 which are included in the Form 20-F filed with the SEC on August 1, 2024.

Use of Estimates and Assumptions

● Use of Estimates and Assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates in the period include the allowance for expected credit losses on accounts and other receivables, assumptions used in assessing the impairment of long-lived assets, promissory note receivables, share-based compensation and deferred tax valuation allowance.

Basis of Consolidation

● Basis of Consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions within the Company have been eliminated upon consolidation.

Foreign Currency Translation And Transaction

● Foreign Currency Translation And Transaction

The Company uses Hong Kong Dollars (“HKD” or “HK$”) as its reporting currency. The functional currency of RRA is Hong Kong Dollar and Roma (S) in Singapore is Singapore dollar, based on the criteria of ASC 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

In the unaudited condensed consolidated financial statements, the financial information of the Company and other entities located outside of Hong Kong has been translated into HKD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

Translation of amounts from SGD into HKD has been made at the following exchange rates for the six months ended September 30, 2023 and 2024:

	For the Six Months ended September 30, 2023	For the Six Months ended September 30, 2024
	(SGD to HKD)	(SGD to HKD)

Period-end exchange rate	5.7369	6.0697
Period average exchange rate	5.8253	5.8419

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

Convenience Translation

● Convenience Translation

Translations of balances in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of income and consolidated statements of cash flows from HKD into USD as of and for the six months ended September 30, 2024 are solely for the convenience of the reader and were calculated at the rate of HKD7.8 to USD1. No representation is made that the HKD amounts represent or could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate.

Cash and Cash Equivalents

● Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash in readily available checking and saving accounts. Cash equivalents consist of highly liquid investments that are readily convertible to cash and that mature within three months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments. The Company maintains most of its bank accounts in Hong Kong.

Accounts Receivable, net

● Accounts Receivable, net

Accounts receivable include trade accounts due from customers in the rendering of service.

Accounts receivable are recorded at the invoiced amount and do not bear interest, which are due upon invoices was presented. The Company seeks to maintain strict control over its outstanding receivables to minimize credit risk. Overdue balances are reviewed regularly by senior management. Management reviews its receivables on a regular basis to determine if the allowance for expected credit losses is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary.

The Company does not hold any collateral or other credit enhancements over its accounts receivable balances.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

Allowance for Expected Credit Losses

● Allowance for Expected Credit Losses

In accordance with ASC Topic 326, Credit Losses – Measurement of Credit Losses on Financial Instruments (ASC 326), the Company utilizes the current expected credit losses (“CECL”) model to determine an allowance that reflects its best estimate of the lifetime expected credit losses on accounts receivable and deposit, prepayments, and others receivable which is recorded as a liability to offset the receivables. The CECL model is prepared after considering historical experience, current conditions, and reasonable and supportable economic forecasts to estimate lifetime expected credit losses. Accounts receivable and deposit, prepayments, and others receivable are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense. The allowance for expected credit losses amounted to approximately HK$43,932 (US$5,632) and HK$221,652 (US$28,417) for six months ended September 30, 2023 and 2024 respectively.

Promissory Note Receivables

● Promissory Note Receivables

Promissory note receivables are stated at carrying value and receivable in the next twelve months. Interest income is recognized at a fixed interest rate over the prevailing periods on the unaudited condensed consolidated statements of operations and comprehensive loss.

Property and Equipment, net

● Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Cost comprises of purchase price and the costs directly attributable to bringing the asset to location. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Office equipment	5 years

Expenditure for repairs and maintenance is expensed as incurred. When assets have retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

Impairment of Long-Lived Assets

● Impairment of Long-Lived Assets

In accordance with the provisions of ASC Topic 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as property and equipment owned and held by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment has been recognized for the six months ended September 30, 2024 and 2023 respectively.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

Revenue Recognition

● Revenue Recognition

The Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), which provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised service to a customer (which is when the customer obtains control of that service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time or over time.

Majority of the Company’s income is derived from contracts with customers in the rendering of ESG compliance and sustainability related advisory service, and as such, the revenue recognized depicts the transfer of promised services to its customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. The contract is typically fixed-priced and the duration of the service period is short, usually less than one year.

The Company’s revenue from ESG compliance and sustainability related advisory service contracts is generally recognized at a point in time when the ESG compliance and sustainability related advisory services are completed. Invoices billed to the customers become payable upon issuance. The Company records receivable related to revenue when it has an unconditional right to invoice and receive payment.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

Under the contract, the Company generally requires the customers to make the advance payment at certain percentage of the total contract value upon signing the agreement. Contract liabilities are recorded when the advance payment is received from the customers before all of the relevant criteria for revenue recognition has been met. The related revenue will be recognized when the underlying services are completed and rendered to the customers.

Cost of Revenue

● Cost of Revenue

Cost of revenue comprised of staff cost that are directly attributable to the rendering of the ESG compliance and sustainability related advisory service, third party consulting services expenses and compensation expenses for the Company’s professionals.

Government Grant

● Government Grant

A government grant or subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received. When the Company receives government grant or subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The classification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled. For the interim periods ended September 30, 2023, and 2024, the Company received government subsidies of HKD nil and HKD nil respectively, which are recognized as government grant in the unaudited consolidated statements of operations. The Company refunded HKD 750,000 government grant to local government as the respective project was terminated during the interim period ended September 30, 2024.

Deferred Offering Costs

● Deferred Offering Costs

Deferred offering costs, which consist of legal and other expenses incurred through the balance sheet date that are directly related to the proposed public offering, are capitalized, and charged against the gross proceeds of the offering and recorded as reduction of shareholders’ equity upon the completion of the proposed offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses incurred, will be charged to the statements of operations and comprehensive income (loss).

Comprehensive Income (Loss)

● Comprehensive Income (Loss)

ASC Topic 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying statement of shareholder’s equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

Income Taxes

● Income Taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

For the six months ended September 30, 2023 and 2024, the Company did not have any interest and penalties associated with tax positions. As of September 30, 2024, the Company did not have any significant unrecognized uncertain tax positions.

The Company is subject to tax in local and foreign jurisdiction. As a result of its business activities, the Company files tax returns that are subject to examination by the relevant tax authorities.

Share-Based Compensation

● Share-Based Compensation

The Company accounts for share-based compensation in accordance with the fair value recognition provision of ASC Topic 718, “Stock Compensation”. The Company grants share awards, including common stocks and restricted share units, to eligible participants. Share-based compensation expense for share awards is measured at service commencement date based on the estimate of fair value of the share compensation at grant date. The estimate of the fair value of restricted stock with either solely a service requirement or with the combination of service and performance requirements is based on the estimate of closing fair market value of the common stocks on the date of grant. Share-based compensation expense is recognized over the awards requisite service period.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

Earnings per Share

● Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. During the six months ended September 30, 2023 and 2024, there were no dilutive shares.

Segment Reporting

● Segment Reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. For the six months ended September 30, 2023 and 2024, the Company has one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore.

Related Parties

● Related Parties

The Company follows the ASC Topic 850-10, Related Party for the identification of related parties and disclosure of related party transactions.

Pursuant to section 850-10-20 the related parties include: a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of section 825–10–15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and Income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

Commitments And Contingencies

● Commitments And Contingencies

The Company follows the ASC Topic 450, Contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Concentration of Credit Risk

● Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents and accounts receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD800,000 (approximately USD102,564) if the bank with which an individual/a company hold its eligible deposit fails. As of September 30, 2024, cash balance of HKD28,385,610 (USD3,639,181) was maintained at financial institutions in Hong Kong, of which HKD27,531,021 of the cash balance was subject to credit risk. The Singapore Deposit Insurance Corporation pays compensation up to a limit of SGD100,000 (approximately USD77,817) if the bank with which an individual/a company hold its eligible deposit fails. As of September 30, 2024, cash balance of HKD30,648 (USD3,929) was maintained at financial institutions in Singapore, of which none of the cash balance was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the allowance for expected credit losses are based on the estimated realizable value. The Company identifies credit risk on a customer by customer basis. The information is monitored regularly by management. Concentration of credit risk arises when a group of customers having similar characteristics such that their ability to meet their obligations is expected to be affected similarly by changes in economic conditions.

Liquidity Risk

● Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

Fair Value Measurement

● Fair Value Measurement

The Company follows the guidance of the ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1 : Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

●	Level 2 : Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and

●	Level 3 : Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The carrying value of the Company’s financial instruments: cash and cash equivalents, accounts receivable, amount due to a related party, accounts payable, income tax payable, amount due to a related party, other payables and accrued liabilities approximate at their fair values because of the short-term nature of these financial instruments.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Recently Issued Accounting Pronouncements

● Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In June 2022, the FASB issued ASU 2022-03, Fair value measurement (Topic 820) Measurement of Equity Securities subject to Contractual Sale Restrictions, which is intended to clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The disclosures requirements included in ASU 2022-03 are required to disclose (i) the fair value of equity securities, (ii) the nature and duration of the restrictions and (iii) the circumstance could cause a lapse in the restrictions for equity securities subject to contractual sale restrictions. ASU 2022-03 is effective for annual periods beginning after December 15, 2024, on a retrospective basis, and early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2022-03 on its consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The disclosures requirements included in ASU 2023-07 are required for all public entities, including those with a single reportable segment. ASU 2023-07 is effective for annual periods beginning after December 15, 2024, on a retrospective basis, and early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2023-07 on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of additional income tax information, primarily related to the rate reconciliation and income taxes paid. Annual disclosure requirements will be effective for the fourth quarter of 2025, with early adoption permitted. The Company is currently evaluating the impact of this ASU on our disclosures.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the potential impact of the adoption of ASU 2024-02 on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires additional disclosure about specific expense categories included in the income statement. Annual disclosure requirements will be effective for the fourth quarter of 2027, and quarterly disclosure requirements will be effective in the first quarter of 2028, with early adoption permitted. The Company is currently evaluating the impact of this ASU on the disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operations and comprehensive loss and cash flows.